Post-Employment Benefits - Reconciliation of the plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	€ 126	€ 8
Employer contributions	25	20
Administration expenses	3	2
Return on asset excl. interest income		27
Interest income	1	1
Currency effects		3
Net defined liability at December 31	193	126
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	178	10
Employer contributions	25	20
Employee contributions	25	20
Benefits paid	14	151
Administration expenses	(3)	(2)
Return on asset excl. interest income	0	(27)
Interest income	1	1
Currency effects		5
Net defined liability at December 31	€ 240	€ 178